CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 26, 2021	Dec. 26, 2020
Class A Common Stock
Common Stock, par value	$ 0.001	$ 0.001
Common Stock, shares authorized	1,500,000,000	1,500,000,000
Common Stock, shares issued	166,004,840	161,267,412
Common Stock, shares outstanding	166,004,840	161,267,412
Class B Common Stock
Common Stock, par value	$ 0.001	$ 0.001
Common Stock, shares authorized	300,000,000	300,000,000
Common Stock, shares issued	265,376,691	267,065,127
Common Stock, shares outstanding	265,376,691	267,065,127